INVESTMENT IN SUBSIDIARIES AND LOSS ON SALE OF SUBSIDIARY -The effects of the disposal of Galaxy Power LLC (Details) - Galaxy Power LLC [Member] £ in Thousands	12 Months Ended
Dec. 31, 2022 GBP (£)
Disclosure of detailed information about business combination [line items]
Cash and bank balances	£ 1,357
Property, plant and equipment	104,888
Trade and other debtors	297
Total assets	106,542
Trade and other creditors	9,764
Total liabilities	9,764
Proceeds used to paydown existing debt	70,654
Issuance of new loan	(25,356)
Proceeds received in cash for new loans	6,676
Total Proceeds	51,974
Net assets disposed of	96,778
Loss on disposal	£ (44,804)